INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Differences between the Company's effective tax rate and the statutory federal rate
Tax benefit computed at “expected” statutory rate					$ (4,795,151)	$ (16,695,036)
State income taxes, net of benefit					0	0
Permanent differences :
Stock based compensation and consulting					866,305	240,786
Prior year true-ups					(439,456)	0
Loss (gain) from change in fair value of derivative liability					0	494,700
Amortization of debt discount, deferred financing cost, and other non-cash interest					0	3,768,000
Stock based settlement expense					0	1,660,300
Loss on extinguishment of debts					0	1,621,700
Other					(17,014)	55,334
Increase in valuation allowance					4,385,316	8,854,216
Net income tax benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Differences between the Company's effective tax rate and the statutory federal rate
Computed “expected” tax expense (benefit)					(34.00%)	(34.00%)
State income taxes					0.00%	0.00%
Permanent differences					2.91%	15.50%
Change in valuation allowance					31.09%	18.50%
Effective tax rate					0.00%	0.00%